Commitments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Commitments
11	COMMITMENTS

Operating Leases

The Company has entered into certain operating lease commitments for land, office space and equipment through 2024. The future minimum lease payments for the next five years and thereafter are as follows:

2019	$1,253
2020	1,039
2021	1,052
2022	841
2023	618
Thereafter	261

$5,064

The Company made payments of $1,732 during the year ended December 31, 2018 (2017 - $1,682). Payments include common area amounts and fees paid to the lessors.